Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Detailed Information of Ordinary Share Capital

	Number of Ordinary Shares	Ordinary share capital	Share premium
	Number	£’000s	£’000s
Ordinary share capital
As at January 1, 2018	71,094,974	213	118,227
Issued on June 1, 2018 for public offering	50,076	—	150
Issued on August 3, 2018 for exercise of share options	10,000	—	13
Issued on October 22, 2018 for exercise of share options	85,222	1	110
Transaction costs for issued share capital	—	—	(8)

As at December 31, 2018	71,240,272	214	118,492

Issued on April 23, 2019 for Mereo BioPharma 5, Inc	24,783,320	74	—
Issued on June 21, 2019 for conversion of loan note	1,936,030	6	3,953
Transaction costs for issued share capital	—	—	(761)

As at December 31, 2019	97,959,622	294	121,684

Issued on February 11, 2020 for Securities Purchase Agreement	11,432,925	34	2,287
Issued on February 11, 2020 for Securities Purchase Agreement	2,862,595	9	224
Issued on February 20, 2020 for Securities Purchase Agreement	12,252,715	37	2,267
Issued on June 4, 2020 for private placement of ordinary shares	89,144,630	267	15,244
Transaction costs for issued share capital	—	—	(1,307)
Issued on June 30, 2020 for conversion of the Loan Notes	125,061,475	375	21,386
Conversion of warrants on December 23, 2020	239,179	1	—

As at December 31, 2020	338,953,141	1,017	161,785

Summary of Other Capital Reserves
Other capital reserves

	Shares to be issued	Share- based payments	Equity component of convertible loan	Other Warrants issued	Merger reserve	Other reserve	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
At January 1, 2018	1,590	14,459	310	—	—	—	16,359
Share-based payments expense during the year	—	2,302	—	—	—	—	2,302
Share-based payments release for exercise of options	—	(112)	—	—	—	—	(112)
Issuance of warrants	—	—	—	44	—	—	44

At December 31, 2018	1,590	16,649	310	44	—	—	18,593

At January 1, 2019	1,590	16,649	310	44	—	—	18,593
Acquisition of Mereo BioPharma 5, Inc	—	—	—	—	40,818	—	40,818
Shares issued during the year	(1,590)	—	—	—	—	—	(1,590)
Convertible loan conversion	—	—	(310)	—	—	—	(310)
Share-based payments expense during the year	—	1,636	—	—	—	—	1,636

At December 31, 2019	—	18,285	—	44	40,818	—	59,147

At January 1, 2020	—	18,285	—	44	40,818	—	59,147
Share-based payments expense during the period	—	1,558	—	—	—	—	1,558
Novartis convertible loan instrument and warrants	—	—	1,084	—	—	—	1,084
Conversion of the Loan Notes	—	—	—	—	—	33,104	33,104
Reclassification of the embedded derivative	—	—	33,481	—	—	—	33,481

At December 31, 2020	—	19,843	34,565	44	40,818	33,104	128,374

Summary of Accumulated Loss

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Other reserves	5,001	7,000	7,000
Accumulated losses	(309,693)	(146,065)	(111,221)